Goodwill and Other Intangible Assets Goodwill and Other Intangible Asset - Carrying Amount of Goodwill Reconciliation By Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill			$ 471,115	$ 371,566	$ 329,242
Goodwill, Acquired During Period			99,479	51,041
Goodwill impairment expense			0	(8,864)
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			70	147
5.11 Tactical
Goodwill [Line Items]
Goodwill			92,966	92,966	92,966
Goodwill, Acquired During Period			0	0
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Crosman
Goodwill [Line Items]
Goodwill			62,675	49,352	0
Goodwill, Acquired During Period			13,253	49,352
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			70	0
Advanced Circuits [Member]
Goodwill [Line Items]
Goodwill			58,019	58,019	58,019
Goodwill, Acquired During Period			0	0
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Ergobaby
Goodwill [Line Items]
Goodwill			61,031	61,031	61,031
Goodwill, Acquired During Period			0	0
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Liberty
Goodwill [Line Items]
Goodwill			32,828	32,828	32,828
Goodwill, Acquired During Period			0	0
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Arnold [Member]
Goodwill [Line Items]
Goodwill			26,903	26,903	35,767
Goodwill, Acquired During Period			0	0
Goodwill impairment expense		$ (8,900)	0	8,864
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Sterno Products
Goodwill [Line Items]
Goodwill			55,336	41,818	39,982
Goodwill, Acquired During Period			13,518	1,689
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	147
Corporate, Non-Segment [Member]
Goodwill [Line Items]
Goodwill			8,649	8,649	$ 8,649
Goodwill, Acquired During Period			0	0
Goodwill impairment expense			0	0
Foreign currency translation			0	0
Goodwill, Other Increase (Decrease)			0	0
Foam Fabricators
Goodwill [Line Items]
Goodwill			72,708	0
Goodwill, Acquired During Period			72,708
Goodwill impairment expense			0
Foreign currency translation			0
Goodwill, Other Increase (Decrease)			$ 0
PMAG
Goodwill [Line Items]
Goodwill impairment expense	$ (8,900)			(16,000)
PMAG | Arnold [Member]
Goodwill [Line Items]
Goodwill				15,600
FlexMag | Arnold [Member]
Goodwill [Line Items]
Goodwill				4,800
Precision Thin Metals | Arnold [Member]
Goodwill [Line Items]
Goodwill				$ 6,500